Supplemental Balance Sheet Disclosures [Text Block] (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property, Plant and Equipment [Table Text Block]

	September 30, 2016	December 31, 2015
Laboratory and computer equipment	$1,820	$1,817
Furniture and fixtures	69	69
Leasehold improvements	6	6

	1,895	1,892
Less: accumulated depreciation and amortization	(881)	(739)

Total property and equipment, net	$1,014	$1,153

	December 31,
	2015	2014
Laboratory and computer equipment	$1,817	$1,711
Furniture and fixtures	69	52
Leasehold improvements	6	6

	1,892	1,769
Less: accumulated depreciation and amortization	(739)	(555)

Total property and equipment, net	$1,153	$1,214

Schedule of Accrued Liabilities [Table Text Block]

	September 30, 2016	December 31, 2015
Accrued bonuses	$722	$592
Accrued contract research and development	310	35
Accrued compensation and related expenses	250	234
Accrued interest payable—related party	139	73
Other	228	84

Total accrued expenses	$1,649	$1,018

	December 31,
	2015	2014
Accrued bonuses	$592	$183
Accrued compensation and related expenses	234	74
Accrued interest payable—related party	73	—
Accrued contract research and development	35	—
Accrued offering costs	—	42
Other	84	62

Total accrued expenses	$1,018	$361